Inventories (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 112,960	$ 104,976
Work in progress	42,734	60,201
Finished goods	69,185	81,704
Inventory net	$ 224,879	$ 246,881